Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 5,577	$ 7,372
Short-term investments	188	194
Accounts receivable	2,614	2,297
Other financial assets	576	457
Inventories	6,264	5,937
Recoverable taxes	1,717	1,505
Other	696	529
Current assets excluding assets held for sale	17,632	18,291
Non-current assets held for sale	27
Total current assets	17,659	18,291
Non-current assets
Judicial deposits	577	651
Other financial assets	796	482
Recoverable taxes	1,743	1,776
Deferred income taxes	6,016	6,318
Other	1,403	1,400
Total non-current assets excluding investments, intangible assets and property, plant and equipment	10,535	10,627
Investments	5,264	5,029
Intangible assets	9,422	8,953
Property, plant, and equipment	46,399	43,625
Total non current assets	71,620	68,234
Total assets	89,279	86,525
Current liabilities
Suppliers and other payables	6,203	5,565
Loans and borrowings	1,093	518
Leases	169	160
Railway concession	629	570
Other financial liabilities	649	655
Taxes payable	890	687
Settlement programs ("REFIS")	464	423
Liabilities related to Brumadinho	807	758
Liabilities related to associates and joint ventures	662	1,082
De-characterization of dams and asset retirement obligations	1,119	868
Provisions for litigation	161	144
Employee benefits	886	1,133
Dividends payable	21	2,651
Other	884	656
Current liabilities excluding assets held for sale	14,637	15,870
Liabilities associated with non-current assets held for sale	181
Total current liabilities	14,818	15,870
Non-current liabilities
Loans and borrowings	17,211	17,616
Leases	465	508
Railway concession	1,790	1,824
Other financial liabilities	3,247	3,047
Settlement programs ("REFIS")	627	784
Deferred income taxes	54	107
Liabilities related to Brumadinho	967	1,153
Liabilities related to associates and joint ventures	1,435	1,531
De-characterization of dams and asset retirement obligations	5,032	5,294
Provisions for litigation	997	899
Employee benefits	1,185	1,214
Streaming transactions	1,944	1,968
Other	561	360
Total non current liabilities	35,515	36,305
Total liabilities	50,333	52,175
Equity
Equity attributable to Vale S.A.'s shareholders	38,011	33,509
Equity attributable to noncontrolling interests	935	841
Total equity	38,946	34,350
Total liabilities and equity	$ 89,279	$ 86,525